SHARE-BASED COMPENSATION - Summary of option activity (Detail) - ¥ / shares	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options - Beginning balance	41,750,000
Number of Options - Forfeited	(7,550,000)
Number of Options - Ending balance	34,200,000	41,750,000
Number of Options - Vested or expected to vest	34,200,000
Exercise Price RMB - Beginning balance	¥ 2
Exercise Price RMB - Forfeited	2
Exercise Price RMB - Ending balance	2	¥ 2
Exercise Price RMB - Vested or expected to vest	¥ 2
Remaining Contractual Life	5 years 1 month 6 days	6 years 1 month 6 days
Remaining Contractual Life - Forfeited	6 years 1 month 6 days
Remaining Contractual Life - Vested or expected to vest	5 years 1 month 6 days